Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio
September 30, 2022
VIPDCA-NPRT3-1122
1.808777.118
Common Stocks - 99.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.3%
Entertainment - 3.1%
Universal Music Group NV	163,592	3,064,086
Warner Music Group Corp. Class A	103,175	2,394,692
		5,458,778
Interactive Media & Services - 7.4%
Alphabet, Inc.:
Class A (a)	57,580	5,507,527
Class C (a)	31,260	3,005,649
Bumble, Inc. (a)	16,700	358,883
Eventbrite, Inc. (a)	12,200	74,176
Meta Platforms, Inc. Class A (a)	28,454	3,860,639
		12,806,874
Media - 1.8%
Charter Communications, Inc. Class A (a)	4,910	1,489,449
Innovid Corp. (a)(b)	11,766	31,886
Liberty Media Corp. Liberty Formula One Group Series C (a)	27,400	1,602,900
		3,124,235
TOTAL COMMUNICATION SERVICES		21,389,887
CONSUMER DISCRETIONARY - 11.3%
Hotels, Restaurants & Leisure - 1.5%
Airbnb, Inc. Class A (a)	9,800	1,029,392
Chipotle Mexican Grill, Inc. (a)	100	150,276
Flutter Entertainment PLC (a)	7,174	787,187
Wingstop, Inc. (c)	4,600	576,932
		2,543,787
Internet & Direct Marketing Retail - 5.6%
Amazon.com, Inc. (a)	70,960	8,018,480
Uber Technologies, Inc. (a)	63,600	1,685,400
		9,703,880
Multiline Retail - 0.3%
Dollarama, Inc.	9,500	545,372
Specialty Retail - 2.5%
Five Below, Inc. (a)	8,100	1,115,127
TJX Companies, Inc.	41,558	2,581,583
Victoria's Secret & Co. (a)	24,974	727,243
		4,423,953
Textiles, Apparel & Luxury Goods - 1.4%
LVMH Moet Hennessy Louis Vuitton SE	700	412,377
LVMH Moet Hennessy Louis Vuitton SE	1,800	1,061,235
Samsonite International SA (a)(d)	391,545	939,083
		2,412,695
TOTAL CONSUMER DISCRETIONARY		19,629,687
CONSUMER STAPLES - 5.8%
Beverages - 4.6%
Boston Beer Co., Inc. Class A (a)	2,200	712,030
Constellation Brands, Inc. Class A (sub. vtg.)	6,100	1,401,048
Keurig Dr. Pepper, Inc.	28,400	1,017,288
Monster Beverage Corp. (a)	19,774	1,719,547
The Coca-Cola Co.	56,100	3,142,722
		7,992,635
Household Products - 1.2%
Reckitt Benckiser Group PLC	30,149	1,998,321
TOTAL CONSUMER STAPLES		9,990,956
ENERGY - 4.3%
Energy Equipment & Services - 1.1%
Baker Hughes Co. Class A	57,600	1,207,296
Cactus, Inc.	4,700	180,621
Championx Corp.	10,000	195,700
Helmerich & Payne, Inc.	4,800	177,456
ProPetro Holding Corp. (a)	14,400	115,920
		1,876,993
Oil, Gas & Consumable Fuels - 3.2%
Canadian Natural Resources Ltd. (a)	28,300	1,317,931
Cheniere Energy, Inc.	16,300	2,704,333
Denbury, Inc. (a)	6,000	517,560
New Fortress Energy, Inc.	11,300	493,923
Range Resources Corp.	23,500	593,610
		5,627,357
TOTAL ENERGY		7,504,350
FINANCIALS - 8.9%
Banks - 1.1%
M&T Bank Corp.	9,500	1,675,040
Signature Bank	1,700	256,700
		1,931,740
Capital Markets - 4.1%
CME Group, Inc.	15,036	2,663,327
Morgan Stanley	22,810	1,802,218
S&P Global, Inc.	8,700	2,656,545
		7,122,090
Insurance - 3.7%
American Financial Group, Inc.	8,900	1,094,077
Arthur J. Gallagher & Co.	15,457	2,646,548
BRP Group, Inc. (a)	16,600	437,410
Marsh & McLennan Companies, Inc.	14,400	2,149,776
		6,327,811
TOTAL FINANCIALS		15,381,641
HEALTH CARE - 19.8%
Biotechnology - 5.5%
Adamas Pharmaceuticals, Inc.:
rights (a)(e)	47,000	2,820
rights (a)(e)	47,000	2,820
Alnylam Pharmaceuticals, Inc. (a)	3,579	716,373
Beam Therapeutics, Inc. (a)(c)	1,700	80,988
Cytokinetics, Inc. (a)	5,500	266,475
EQRx, Inc. (a)	11,677	57,801
Erasca, Inc. (a)	4,900	38,220
Evelo Biosciences, Inc. (a)	12,700	26,543
Galapagos NV sponsored ADR (a)	11,500	490,360
Gamida Cell Ltd. (a)	62,500	99,375
Hookipa Pharma, Inc. (a)	32,100	43,014
Prelude Therapeutics, Inc. (a)	800	5,288
Regeneron Pharmaceuticals, Inc. (a)	3,179	2,189,918
Seagen, Inc. (a)	7,800	1,067,274
Seres Therapeutics, Inc. (a)	10,900	69,978
Synlogic, Inc. (a)	34,200	32,490
Vertex Pharmaceuticals, Inc. (a)	13,925	4,031,845
Vor Biopharma, Inc. (a)	11,384	45,308
XOMA Corp. (a)(c)	10,300	184,473
		9,451,363
Health Care Equipment & Supplies - 1.0%
Edwards Lifesciences Corp. (a)	13,800	1,140,294
Insulet Corp. (a)	400	91,760
Nevro Corp. (a)	1,900	88,540
Penumbra, Inc. (a)	2,600	492,960
		1,813,554
Health Care Providers & Services - 7.2%
Guardant Health, Inc. (a)	12,000	645,960
HealthEquity, Inc. (a)	30,600	2,055,402
Option Care Health, Inc. (a)	19,700	619,959
Tenet Healthcare Corp. (a)	17,200	887,176
UnitedHealth Group, Inc.	16,424	8,294,777
		12,503,274
Health Care Technology - 1.2%
Certara, Inc. (a)	17,900	237,712
Change Healthcare, Inc.	56,500	1,553,185
Doximity, Inc. (a)	3,400	102,748
Simulations Plus, Inc.	2,500	121,350
		2,014,995
Life Sciences Tools & Services - 3.3%
Bio-Techne Corp.	1,700	482,800
Bruker Corp.	14,600	774,676
Codexis, Inc. (a)	12,700	76,962
Danaher Corp.	7,000	1,808,030
Nanostring Technologies, Inc. (a)	500	6,385
Thermo Fisher Scientific, Inc.	5,000	2,535,950
		5,684,803
Pharmaceuticals - 1.6%
Aclaris Therapeutics, Inc. (a)	7,300	114,902
AstraZeneca PLC sponsored ADR	20,300	1,113,252
Revance Therapeutics, Inc. (a)	12,100	326,700
Sanofi SA	17,100	1,302,105
		2,856,959
TOTAL HEALTH CARE		34,324,948
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.2%
Axon Enterprise, Inc. (a)	2,000	231,500
Northrop Grumman Corp.	4,800	2,257,536
The Boeing Co. (a)	10,500	1,271,340
		3,760,376
Electrical Equipment - 0.3%
AMETEK, Inc.	1,100	124,751
Bloom Energy Corp. Class A (a)(c)	3,900	77,961
Ceres Power Holdings PLC (a)	16,300	65,803
Hubbell, Inc. Class B	1,000	223,000
		491,515
Machinery - 2.0%
Chart Industries, Inc. (a)	1,900	350,265
Ingersoll Rand, Inc.	61,522	2,661,442
Westinghouse Air Brake Tech Co.	5,400	439,290
		3,450,997
Professional Services - 2.4%
ASGN, Inc. (a)	4,400	397,628
Experian PLC	35,151	1,028,961
KBR, Inc.	55,785	2,411,028
Kforce, Inc.	2,000	117,300
Upwork, Inc. (a)	15,460	210,565
		4,165,482
Trading Companies & Distributors - 0.9%
Ferguson PLC	15,877	1,646,909
TOTAL INDUSTRIALS		13,515,279
INFORMATION TECHNOLOGY - 25.5%
Electronic Equipment & Components - 0.4%
Teledyne Technologies, Inc. (a)	2,200	742,434
IT Services - 1.8%
Cloudflare, Inc. (a)	6,800	376,108
MasterCard, Inc. Class A	7,000	1,990,380
MongoDB, Inc. Class A (a)	3,100	615,536
Snowflake, Inc. (a)	800	135,968
		3,117,992
Semiconductors & Semiconductor Equipment - 4.5%
Aixtron AG	20,200	485,897
Allegro MicroSystems LLC (a)	5,700	124,545
Analog Devices, Inc.	8,800	1,226,192
ASML Holding NV	1,505	625,102
Enphase Energy, Inc. (a)	5,978	1,658,716
NVIDIA Corp.	5,087	617,511
NXP Semiconductors NV	100	14,751
Qualcomm, Inc.	13,339	1,507,040
SiTime Corp. (a)	2,200	173,206
SolarEdge Technologies, Inc. (a)	3,300	763,818
Universal Display Corp.	6,439	607,520
		7,804,298
Software - 15.0%
Adobe, Inc. (a)	8,018	2,206,554
Confluent, Inc. (a)(c)	10,400	247,208
Epic Games, Inc. (a)(b)(e)	156	134,099
GitLab, Inc. (c)	500	25,610
HashiCorp, Inc. (c)	7,800	251,082
Intuit, Inc.	3,700	1,433,084
Manhattan Associates, Inc. (a)	6,100	811,483
Microsoft Corp.	68,242	15,893,559
Oracle Corp.	36,000	2,198,520
Palo Alto Networks, Inc. (a)	7,983	1,307,536
Synopsys, Inc. (a)	4,300	1,313,693
Volue A/S (a)	48,500	131,336
		25,953,764
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	47,460	6,558,972
TOTAL INFORMATION TECHNOLOGY		44,177,460
MATERIALS - 3.0%
Chemicals - 2.6%
Albemarle Corp.	5,600	1,480,864
CF Industries Holdings, Inc.	12,945	1,245,956
Sherwin-Williams Co.	8,960	1,834,560
		4,561,380
Metals & Mining - 0.4%
Lynas Rare Earths Ltd. (a)	78,788	379,949
MP Materials Corp. (a)(c)	12,100	330,330
		710,279
TOTAL MATERIALS		5,271,659
REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Doma Holdings, Inc. (a)(b)	22,979	10,097
WeWork, Inc. (a)	94,800	251,220
		261,317
UTILITIES - 0.4%
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	19,500	637,260
Brookfield Renewable Partners LP	4,000	125,200
		762,460
TOTAL COMMON STOCKS (Cost $154,723,267)		172,209,644

Convertible Preferred Stocks - 0.4%
	Shares	Value ($)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (a)(b)(e)	5,300	24,237
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
ASAPP, Inc. Series C (a)(b)(e)	17,672	65,386
MATERIALS - 0.3%
Metals & Mining - 0.3%
Illuminated Holdings, Inc.:
Series C2 (a)(b)(e)	3,438	162,617
Series C3 (a)(b)(e)	4,298	203,295
Series C4 (a)(b)(e)	1,252	59,220
Series C5 (a)(b)(e)	2,617	123,784
		548,916
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $511,834)		638,539

Money Market Funds - 1.1%
	Shares	Value ($)
Fidelity Cash Central Fund 3.10% (f)	820,193	820,357
Fidelity Securities Lending Cash Central Fund 3.10% (f)(g)	1,186,669	1,186,787
TOTAL MONEY MARKET FUNDS (Cost $2,007,144)		2,007,144

TOTAL INVESTMENT IN SECURITIES - 100.8% (Cost $157,242,245)	174,855,327
NET OTHER ASSETS (LIABILITIES) - (0.8)%	(1,397,762)
NET ASSETS - 100.0%	173,457,565

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $814,621 or 0.5% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $939,083 or 0.5% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
ASAPP, Inc. Series C	4/30/21	116,584
Doma Holdings, Inc.	3/02/21	229,790
ElevateBio LLC Series C	3/09/21	22,234
Epic Games, Inc.	3/29/21	138,060
Illuminated Holdings, Inc. Series C2	7/07/20	85,950
Illuminated Holdings, Inc. Series C3	7/07/20	128,940
Illuminated Holdings, Inc. Series C4	1/08/21	45,072
Illuminated Holdings, Inc. Series C5	6/16/21	113,054
Innovid Corp.	6/24/21	117,660

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 3.10%	813,800	22,668,544	22,661,987	12,768	-	-	820,357	0.0%
Fidelity Securities Lending Cash Central Fund 3.10%	374,512	16,243,825	15,431,550	16,788	-	-	1,186,787	0.0%
Total	1,188,312	38,912,369	38,093,537	29,556	-	-	2,007,144

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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